CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 3,528,249	$ 2,005,625	$ 6,102,940	$ 4,104,335	$ 9,320,933	$ 8,483,608
Cost of sales	2,021,324	1,140,421	3,442,223	2,356,538	5,425,205	4,746,031
Gross Profit	1,506,925	865,204	2,660,717	1,747,797	3,895,728	3,737,577
Selling, general and administrative	1,602,311	988,266	2,720,718	1,864,892	3,896,791	3,531,053
Income (loss) from Operations	(95,386)	(123,062)	(60,001)	(117,095)	(1,063)	206,524
Other Income (Expense)
Interest income	2		4	20	24	250
Interest expense	(46,623)	(43,679)	(81,670)	(90,139)	(175,602)	(177,451)
Gain on contingent liability		350,000		350,000
Loss on disposal of equipment	(29,732)		(29,732)
Gain on forgiveness of debt	307,300		307,300
Gain on extinguishment of contingent liability					350,000	0
Total Other Income (Expense)	230,947	306,321	195,902	259,881	174,422	(177,201)
Income before provision for income taxes	135,561	183,259	135,901	142,786	173,359	29,323
Provision for income taxes
Net Income	135,561	183,259	135,901	142,786	173,359	29,323
Non-controlling interest in consolidated subsidiary	3,552	7,487	5,311	13,550	26,657	40,537
Net Income attributable to Data Storage Corp	139,113	190,746	141,212	156,336	200,016	69,860
Preferred Stock Dividends	(24,800)	(35,041)	(63,683)	(69,227)	(144,677)	(124,312)
Net Income Attributable to Common Stockholders	114,313	155,705	77,529	87,109
Net Income (Loss) Attributable to Common Stockholders	$ 114,313	$ 155,705	$ 77,529	$ 87,109	$ 55,339	$ (54,452)
Earnings per Share – Basic	$ 0.03	$ 0.05	$ 0.02	$ 0.03	$ 0.02	$ 0.02
Earnings per Share – Diluted	$ 0.03	$ 0.05	$ 0.02	$ 0.03	$ 0.02	$ 0.02
Weighted Average Number of Shares – Basic	3,981,402	3,213,485	3,607,909	3,212,822	3,213,157	3,203,917
Weighted Average Number of Shares – Diluted	4,118,989	3,357,589	3,611,242	3,356,926	3,366,010	3,203,917